Organization and Principal Activities - Summary of Assets and Liabilities of VIE and Subsidiaries (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 116,128	$ 16,837	¥ 90,552	$ 13,129	¥ 356,115	¥ 431,459
Restricted cash	132	19	164,030
Short-term investments	0	0	30,000
Amounts due from related parties	255	37	35
Total current assets	176,643	25,610	381,136
Non-current assets:
Property and equipment, net	14,947	2,167	62,179
Operating lease right-of-use assets	33,756	4,894	0
Intangible assets, net	23,947	3,472	5,398
Goodwill	37,785	5,478	0
Long-term investments	141,901	20,574	141,926
Other non-current assets	4,128	599	4,898
Total non-current assets	256,464	37,184	214,401
Total assets	433,107	62,794	595,537
Current liabilities:
Short-term loan	5,000	725	150,000
Accounts payable	18,169	2,634	18,292
Deferred revenue and customer deposits	88,478	12,828	80,405
Operating lease liabilities	18,133	2,629	0
Accrued liabilities and other current liabilities	75,333	10,922	85,305
Amounts due to related parties (including amount due to related parties of the VIE without recourse to the Company of RMB54 and nil as of December 31, 2021 and 2022, respectively)	0	0	54
Total current liabilities	255,439	37,035	373,642
Non-current liabilities:
Operating lease liabilities	6,959	1,009	0
Deferred tax liabilities	22,131	3,207	11,585
Other non-current liabilities	4,058	588	2,607
Total non-current liabilities	19,426	2,816	6,452
Total liabilities	274,865	39,851	380,094
VIE
Current assets:
Cash and cash equivalents	64,719	9,383	55,946
Restricted cash	132	19	158,032
Short-term investments			30,000
Accounts and notes receivable, net	29,369	4,258	43,415
Prepayments and other current assets	21,656	3,140	37,807
Amounts due from the Company and its subsidiaries	236,093	34,230	69,405
Amounts due from related parties	255	37	35
Total current assets	352,224	51,067	394,640
Non-current assets:
Property and equipment, net	12,375	1,794	45,068
Operating lease right-of-use assets	31,336	4,543	0
Intangible assets, net	23,947	3,472	5,398
Goodwill	37,785	5,478	0
Long-term investments	103,144	14,954	90,618
Other non-current assets	3,609	523	3,298
Total non-current assets	212,196	30,764	144,382
Total assets	564,420	81,831	539,022
Current liabilities:
Short-term loan	5,000	725	0
Accounts payable	15,325	2,222	17,529
Deferred revenue and customer deposits	132,195	19,166	115,900
Operating lease liabilities	16,491	2,391	0
Accrued liabilities and other current liabilities	73,779	10,697	64,527
Amounts due to the Company and its subsidiaries	406,569	58,947	389,063
Amounts due to related parties (including amount due to related parties of the VIE without recourse to the Company of RMB54 and nil as of December 31, 2021 and 2022, respectively)	0	0	54
Total current liabilities	649,359	94,148	587,073
Non-current liabilities:
Amounts due to the Company and its subsidiaries	257,000	37,261	277,000
Deferred revenue	3,585	520	569
Operating lease liabilities	5,546	804	0
Deferred tax liabilities	4,824	699	0
Other non-current liabilities	2,076	301	560
Total non-current liabilities	273,031	39,585	278,129
Total liabilities	¥ 922,390	$ 133,733	¥ 865,202